Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000024642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 11,343	$ 11,343	$ 11,343	$ 11,270	$ 10,857	$ 11,114	$ 11,575	$ 10,924	$ 10,584	$ 10,139	$ 9,880	$ 9,868	$ 9,550
Average Annual Return, Percent		(3.83%)	(0.16%)	1.27%
C000024642 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		0.65%	0.76%	1.73%
C000024644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 11,173	$ 11,173	$ 11,173	11,100	10,693	11,029	11,571	11,004	10,741	10,357	10,181	10,254	10,000
Average Annual Return, Percent		(1.18%)	(0.02%)	1.11%
C000024644 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		(0.20%)	(0.02%)	1.11%
C000051334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Account Value		$ 11,742	$ 11,742	$ 11,742	11,666	11,251	11,517	11,994	11,309	10,967	10,496	10,228	10,225	9,900
Average Annual Return, Percent		(1.35%)	0.54%	1.62%
C000051334 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — excluding sales load
Average Annual Return, Percent		0.65%	0.75%	1.72%
C000191101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 12,016	$ 12,016	$ 12,016	11,920	11,453	11,696	12,151	11,438	11,086	10,594	10,344	10,331	10,000
Average Annual Return, Percent	[1]	0.81%	0.99%	1.85%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value		$ 12,449.73294	$ 12,449.73294	$ 12,449.73294	12,234.89672	11,839.96291	11,865.47487	12,309.93364	11,691.47007	11,266.15036	10,716.91898	10,452.42762	10,394.987	10,000
Average Annual Return, Percent		1.76%	1.26%	2.22%
Morningstar Municipal National Long Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal National Long Funds Average
Account Value		$ 12,092.15938	$ 12,092.15938	$ 12,092.15938	$ 11,920.32785	$ 11,437.7234	$ 11,713.07196	$ 12,299.44556	$ 11,472.05567	$ 11,164.52221	$ 10,637.45138	$ 10,338.49217	$ 10,359.249	$ 10,000
Average Annual Return, Percent		1.46%	1.05%	1.92%

[1]	The Fund’s Institutional Shares commenced operations on July 27, 2017. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares.